CASH AND RESTRICTED CASH (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CASH AND RESTRICTED CASH
Cash	$ 98,434	¥ 685,277		¥ 1,087,258
Restricted cash-current	203,575	1,417,245		1,362,266
Restricted cash-non current	194,400	1,353,376		16,010
Total cash and restricted cash shown in the consolidated statement of cash flows	$ 496,409	¥ 3,455,898	$ 354,152	¥ 2,465,534	¥ 214,002	¥ 1,532